                              ALEXANDER HAMILTON
                           VARIABLE INSURANCE TRUST




                                ANNUAL REPORT
                              DECEMBER 31, 1996





                           ALEXANDER HAMILTON LIFE
                           -----------------------
          A LIFE INSURANCE SUBSIDIARY OF JEFFERSON-PILOT CORPORATION

                               TABLE OF CONTENTS
                            ------------------------

                                                                    PAGE
LETTER TO SHAREHOLDERS                                                    1

REVIEW AND OUTLOOK
    Investment Grade Bond Fund                                            2
    High Yield Bond Fund                                                  3
    Balanced Fund                                                         4
    Growth & Income Fund                                                  5
    Growth Fund                                                           6
    Emerging Growth Fund                                                  7
    International Equity Fund                                             8

PORTFOLIO OF INVESTMENTS
    Investment Grade Bond Fund                                            9
    High Yield Bond Fund                                                 11
    Balanced Fund                                                        15
    Growth & Income Fund                                                 21
    Growth Fund                                                          24
    Emerging Growth Fund                                                 28
    International Equity Fund                                            32

STATEMENT OF ASSETS AND LIABILITIES                                      35

STATEMENT OF OPERATIONS                                                  36

STATEMENT OF CHANGES IN NET ASSETS                                       37

FINANCIAL HIGHLIGHTS                                                     38

NOTES TO FINANCIAL STATEMENTS                                            39

INDEPENDENT AUDITOR'S REPORT                                             46

This report is not authorized for distribution to prospective investors unless accompanied by a current prospectus for the Alexander Hamilton Variable Insurance Trust. Please read the prospectus carefully before sending money.

Dear Policyholder,

    During 1996, the U.S. economy recorded continued economic growth accompanied by subdued inflation. Despite one of the longest periods of expansion since World War II, the economy has yet to experience the inventory and inflation pressures that typically occur late in an economic cycle. While specific economic statistics last year were somewhat volatile from month to month, on an annual basis they averaged out to produce only modest change. As investors tried to extrapolate long-term trends from conflicting economic releases, the equity and fixed income markets experienced short-term instability. The outlook for 1997 is for a continuation of modest economic growth and inflation due to the combination of just in time inventory management, fiscal restraint, growing global competition, and a slowdown in consumer spending.

    The stock market advanced sharply in 1996, following dramatic gains in 1995. For 1995 and 1996 combined, the total return on the Standard & Poor's 500 was almost 60%. The last time the market showed such a substantial two-year gain was in 1975-1976. The strong performance of the equity market in 1996 is even more remarkable since it occurred without a supportive bond market. Much of the gains in the major stock market indexes, however, came from a small group of large capitalization companies. The lack of market breadth made it especially difficult for many equity managers to outperform market benchmarks. One of the main factors behind the stock market's advance was the large flow of money into equity mutual funds. This is expected to continue in 1997; however, since corporate profit growth will likely slow in 1997, a meaningful increase in stock prices will probably require lower interest rates.

    While the overall rate of inflation in 1996 remained low, an increase in energy prices and wage rates put pressure on bond prices. During 1996, interest rates increased across the yield curve despite little policy change by the Federal Reserve. High yield bonds outperformed investment grade bonds with Treasuries being one of the poorest performing sectors.

    Globally, the outlook for 1997 calls for continued economic growth and subdued inflation. Economic growth in the developing countries will generally exceed that of Europe and Japan as these mature economies face the same environment of fiscal restraint, slow population growth, and an aging population as seen in the United States. Worldwide inflation will remain low as growing manufacturing capacity translates into intense price competition.

    Your variable annuity sub account managers are continuing to manage your assets within this economic outlook. Alexander Hamilton will continue to monitor sub account performance and make the necessary adjustments to ensure that you obtain the results you expect.

Respectfully,

/s/ E. J. Yelton

E. J. Yelton
PRESIDENT

February 7, 1997

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
REVIEW OF PERFORMANCE
DECEMBER 31, 1996
   -------------------------------------------------------------------------

The Investment Grade Bond Fund, managed by J.P. Morgan Investment Management, slightly underperformed the Salomon Brothers Broad Investment Grade Bond Index during the 11 months since the Fund's inception on February 8, 1996. In terms of sector strategy, the Fund achieved positive investment results by maintaining overweighted positions in mortgage-backed securities and corporates while maintaining an underweighted position in U.S. Treasuries throughout the entire year. The sectors continue to be supported by sustained investor demand and U.S. economic stability. The Fund's duration decision slightly detracted from its relative return in 1996. The negative impact of a longer-than-benchmark duration during the first half more than offset the positive impact when a similar strategy was pursued during the second half.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             AVERAGE ANNUAL TOTAL RETURN
Since Inception on 2/8/96
AHVIT Investment Grade Bond
2.20%
Value on 12/31/96
AHVIT Investment Grade Bond                                                       $10,220
Salomon Brothers Broad Investment Grade Bond                                      $10,292
                                                              AHVIT Investment Grade Bond
2/8/96                                                                        $ 10,000.00
2/29/96                                                                        $ 9,820.00
3/31/96                                                                        $ 9,720.00
4/30/96                                                                        $ 9,640.00
5/31/96                                                                        $ 9,610.00
6/30/96                                                                        $ 9,720.00
7/31/96                                                                        $ 9,740.00
8/31/96                                                                        $ 9,740.00
9/30/96                                                                        $ 9,910.00
10/31/96                                                                      $ 10,130.00
11/30/96                                                                      $ 10,300.00
12/31/96                                                                      $ 10,220.00

             AVERAGE ANNUAL TOTAL RETURN
Since Inception on 2/8/96
AHVIT Investment Grade Bond
2.20%
Value on 12/31/96
AHVIT Investment Grade Bond
Salomon Brothers Broad Investment Grade Bond
                                                                Salomon Brothers Broad Investment Grade Bond

2/8/96                                                                                           $ 10,000.00

2/29/96                                                                                           $ 9,830.00

3/31/96                                                                                           $ 9,759.00

4/30/96                                                                                           $ 9,687.00

5/31/96                                                                                           $ 9,682.00

6/30/96                                                                                           $ 9,807.00

7/31/96                                                                                           $ 9,834.00

8/31/96                                                                                           $ 9,819.00

9/30/96                                                                                           $ 9,990.00

10/31/96                                                                                         $ 10,214.00

11/30/96                                                                                         $ 10,383.00

12/31/96                                                                                         $ 10,292.00


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
HIGH YIELD BOND FUND
REVIEW OF PERFORMANCE
DECEMBER 31, 1996
   -------------------------------------------------------------------------

The high yield market was the best performing domestic fixed income market in 1996. The economy was stronger than generally forecasted, and most high yield issuers fared well. Favorable technical factors reinforced these positive fundamentals. Continued inflows into high yield mutual funds and increased purchases by crossover buyers, insurance companies and pension plan sponsors all fueled demand for these securities. These favorable credit and technical factors caused the yield spread between high yield and treasury securities to narrow from 4.25 percentage points a year ago to 3.25 percentage points presently.

The High Yield Bond Fund, managed by Massachusetts Financial Services Company, is overweighed in issues in the consumer products, general industrial and telecommunications sectors. We have emphasized companies where we think credit quality will improve primarily due to either good growth potential (like Revlon or Sprint Spectrum) or from being able to generate enough free cash flow to pay down debt (like many of our industrial holdings). We have concentrated our holdings in the bonds of better quality companies as we do not think investors are adequately compensated for the risk of lower tier credits.

The high yield market's yield premium to treasuries of 3.25 percentage points is near the narrow end of its historic trading range. However, we do not anticipate a downturn in the economy and therefore, think this 50% yield premium is adequate compensation for the credit risk of the securities we own.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 AVERAGE ANNUAL TOTAL RETURN
Since Inception on 2/8/96
AHVIT High Yield Bond
8.96%
Value on 12/31/96
AHVIT High Yield Bond                            $10,896
Merrill Lynch High Yield Bond                    $10,934
                                   AHVIT High Yield Bond   Merrill Lynch High Yield Bond
2/8/1996                                     $ 10,000.00                     $ 10,000.00
2/29/1996                                     $ 9,980.00                     $ 10,015.00
3/31/1996                                     $ 9,810.00                      $ 9,988.00
4/30/1996                                     $ 9,820.00                      $ 9,992.00
5/31/1996                                     $ 9,850.00                     $ 10,064.00
6/30/1996                                     $ 9,810.00                     $ 10,125.00
7/31/1996                                     $ 9,910.00                     $ 10,194.00
8/31/1996                                    $ 10,190.00                     $ 10,299.00
9/30/1996                                    $ 10,510.00                     $ 10,520.00
10/31/1996                                   $ 10,530.00                     $ 10,635.00
11/30/1996                                   $ 10,760.00                     $ 10,850.00
12/31/1996                                   $ 10,896.00                     $ 10,934.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
BALANCED FUND
REVIEW OF PERFORMANCE
DECEMBER 31, 1996
   -------------------------------------------------------------------------

Last year, the Balanced Fund, managed by J.P. Morgan Investment Management, underperformed its benchmark, which is a blended return weighted 65% by the S&P 500 Index and 35% by the Salomon Brothers Investment Grade Bond Index. During this time the total return on the stock market exceeded that of the bond market. As the Fund's equity exposure was less than that of the benchmark, its performance suffered; however, the Fund's equity exposure has been increased which should aid performance in 1997.

Within the fixed income sector, the Fund achieved positive performance results by maintaining an overweight position in mortgage-backed securities (the market's best performer) and investment grade corporates. The Fund was underweighted in U.S. Treasuries, a sector that performed relatively poor for the year. The Fund's longer-than-benchmark duration hurt performance during the first half of 1996, but it was beneficial during the second half of the year. The Fund's well-diversified, value-oriented approach to investing, which avoids dependence on the strength of a few stocks or industry sectors, was not rewarded during most of the year as stock market leadership was narrowly focused. However, towards the end of the year, this strategy began to add to the performance of the Fund as breadth returned to the market.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      AVERAGE ANNUAL TOTAL RETURN
Since Inception on 2/8/96
AHVIT Balanced
8.30%
Value on 12/31/96
AHVIT Balanced                                       $10,830
65% S&P 500/35% Salomon Brothers
Investment Grade Bond Index                          $11,317
                                              AHVIT Balanced
02/08/1996                                       $ 10,000.00
02/29/1996                                        $ 9,807.00
03/31/1996                                        $ 9,940.00
04/30/1996                                       $ 10,020.00
05/31/1996                                       $ 10,080.00
06/30/1996                                        $ 9,980.00
07/31/1996                                        $ 9,720.00
08/31/1996                                        $ 9,890.00
09/30/1996                                       $ 10,200.00
10/31/1996                                       $ 10,360.00
11/30/1996                                       $ 10,870.00
12/31/1996                                       $ 10,830.00

      AVERAGE ANNUAL TOTAL RETURN
Since Inception on 2/8/96
AHVIT Balanced
8.30%
Value on 12/31/96
AHVIT Balanced
65% S&P 500/35% Salomon Brothers
Investment Grade Bond Index
                                                      65% S&P 500/35% Salomon Brothers Investment Grade Bond Index

02/08/1996                                                                                             $ 10,000.00

02/29/1996                                                                                             $ 10,001.00

03/31/1996                                                                                             $ 10,038.00

04/30/1996                                                                                             $ 10,108.00

05/31/1996                                                                                             $ 10,276.00

06/30/1996                                                                                             $ 10,348.00

07/31/1996                                                                                             $ 10,061.00

08/31/1996                                                                                             $ 10,193.00

09/30/1996                                                                                             $ 10,628.00

10/31/1996                                                                                             $ 10,902.00

11/30/1996                                                                                             $ 11,501.00

12/31/1996                                                                                             $ 11,317.00


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH & INCOME FUND
REVIEW OF PERFORMANCE
DECEMBER 31, 1996
   -------------------------------------------------------------------------

The Growth & Income Fund, managed by Warburg, Pincus Counsellors, Inc., had disappointing performance in 1996. This was largely due to price weakness, earlier in the year, of two of the Fund's more heavily weighted sectors, gold and industrial cyclicals. Despite continued growth in the economy, industrial commodity prices did not perform as expected and gold and industrial stocks underperformed the market. As a result, the portfolio's exposure to this area was reduced in the second half of the year as gold, steel and paper stocks were sold. Proceeds from the sales of these stocks were used to increase the Fund's weighting in financial stocks, especially money-center banks, healthcare and pharmaceutical stocks, plus technology and telecommunications stocks. Finally, the Fund added to its exposure to the aerospace industry which is benefiting from an accelerating trend toward consolidation.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  AVERAGE ANNUAL TOTAL RETURN
Since inception on 2/8/96
AHVIT Growth & Income
(0.38)%
Value on 12/31/96
AHVIT Growth & Income                                 $9,962
S&P 500                                              $11,884
                                       AHVIT Growth & Income         S&P 500
02/08/1996                                       $ 10,000.00     $ 10,000.00
02/01/1996                                        $ 9,760.00     $ 10,066.10
03/01/1996                                       $ 10,330.00     $ 10,186.76
04/01/1996                                       $ 10,840.00     $ 10,336.71
05/01/1996                                       $ 11,190.00     $ 10,602.47
06/01/1996                                       $ 10,070.00     $ 10,642.88
07/01/1996                                        $ 9,330.00     $ 10,173.41
08/01/1996                                        $ 9,640.00     $ 10,388.17
09/01/1996                                        $ 9,560.00     $ 10,971.67
10/01/1996                                        $ 9,740.00     $ 11,273.94
11/01/1996                                       $ 10,290.00     $ 12,124.45
12/01/1996                                        $ 9,962.00     $ 11,884.50

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ALEXANDER HAMILTON VARIABLE ANNUITY INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH FUND
REVIEW OF PERFORMANCE
DECEMBER 31, 1996
   -------------------------------------------------------------------------

In 1996, large-capitalization equities significantly outperformed the broader market. Despite this outperformance of large company stocks, the portfolio significantly outpaced the return of the large-cap dominated S&P 500 index and the Russell 1000. From inception (February 8), the portfolio returned 22.59%, compared with 16.30% for the S&P 500 index and 16.08% for the Russell 1000 index. Both non-U.S. investors and domestic index fund purchases have pushed the prices of many large, highly liquid companies to approximately twice the expected growth rate of their earnings -- a very high level of valuation. Within the U.S., many small-and-medium-sized companies are selling at much more reasonable multiples of their growth rates. For this reason, we continue to overweight high quality medium- and small-cap growth companies relative to the popular large capitalization indexes. Favored sectors included technology, financial services, and healthcare.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  AVERAGE ANNUAL TOTAL RETURN
Since inception on 2/8/96
AHVIT Growth
22.59%
Value on 12/31/96
AHVIT Growth                              $12,259
Russell 1000                              $11,608
                                     AHVIT Growth     Russell 1000
02/08/1996                            $ 10,000.00      $ 10,000.00
02/29/1996                            $ 10,220.00       $ 9,913.60
03/31/1996                            $ 10,510.00      $ 10,002.43
04/30/1996                            $ 11,580.00      $ 10,154.76
05/31/1996                            $ 12,240.00      $ 10,398.88
06/30/1996                            $ 11,800.00      $ 10,410.32
07/31/1996                            $ 10,770.00       $ 9,908.02
08/31/1996                            $ 11,130.00      $ 10,177.62
09/30/1996                            $ 12,040.00      $ 10,749.81
10/31/1996                            $ 12,080.00      $ 10,987.81
11/30/1996                            $ 12,650.00      $ 11,798.71
12/31/1996                            $ 12,259.00      $ 11,607.81

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
EMERGING GROWTH FUND
REVIEW OF PERFORMANCE
DECEMBER 31, 1996
   -------------------------------------------------------------------------

During 1996, the Fund, managed by Massachusetts Financial Services Company, underperformed its benchmark, the Standard and Poor's Midcap Index. Most of this underperformance occurred during the fourth quarter and can be attributed to unexpected problems of two of our holdings plus weakness in certain segments of the healthcare and technology sector.

Within healthcare, certain sectors such as medical devices performed quite well and the portfolio benefited from its holding in Ventritex. The HMO area, however, remained under pressure due to concerns over cost controls and reimbursement rates and the exposure to this sector hurt overall performance. Mariner Health, a sub-acute provider, announced a major change to earnings based on reimbursement issues for nursing care.

In the technology sector, performance varied depending on which sub-sector was selected. While semiconductor and electronic design automation stocks performed well, many of the software stocks such as Oracle and Adobe underperformed.

During 1996, large capitalization stocks outperformed mid-capitalization names. As a result, the valuation gap has grown between these areas and we have made adjustments accordingly. Certain large cap names have been sold and replaced by smaller capitalization names such as HCIA Corporation and Viking Office Products.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  AVERAGE ANNUAL TOTAL RETURN
Since inception on 2/8/96
AHVIT Emerging Growth
4.24%
Value on 12/31/96
AHVIT Emerging Growth                                $10,424
S&P 400 Midcap                                       $11,745
                                       AHVIT Emerging Growth       S&P 400 Midcap
02/08/1996                                       $ 10,000.00          $ 10,000.00
02/29/1996                                        $ 9,890.00          $ 10,338.00
03/31/1996                                        $ 9,950.00          $ 10,466.00
04/30/1996                                       $ 10,670.00          $ 10,783.00
05/31/1996                                       $ 10,720.00          $ 10,931.00
06/30/1996                                       $ 10,280.00          $ 10,763.00
07/31/1996                                        $ 9,280.00          $ 10,037.00
08/31/1996                                        $ 9,690.00          $ 10,615.00
09/30/1996                                       $ 10,610.00          $ 11,078.00
10/31/1996                                       $ 10,150.00          $ 11,110.00
11/30/1996                                       $ 10,680.00          $ 11,736.00
12/31/1996                                       $ 10,424.00          $ 11,745.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ALEXANDER HAMILTON VARIABLE ANNUITY INSURANCE TRUST
   -------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
REVIEW OF PERFORMANCE
DECEMBER 31, 1996
   -------------------------------------------------------------------------

During 1996, the Fund, managed by Lombard Odier International Portfolio Management Limited, dramatically outperformed its benchmark, the Morgan Stanley International EAFE index. The primary drivers of this were successful stock selections and an underweighting in the Japanese stock market. While most European and Far East stock markets performed well last year, the Japanese market declined. Currently the portfolio remains underweighted in Japan with none of the top ten holdings being a Japanese company.

The backdrop for equity investing in the U.K. and Continental Europe remains favorable. Slow, but steady economic growth, modest inflation, and the increasing desire of corporate management to embrace the concept of shareholder value should be highly supportive for stocks. The Pacific Rim also looks attractive as these countries pursue increasing global free trade and market oriented policies. Until the Japanese economy shows clearer signs of strength, the outlook for corporate profit growth there remains cloudy.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  AVERAGE ANNUAL TOTAL RETURN
Since inception on 2/8/96
AHVIT International Equity
10.59%
Value on 12/31/96
AHVIT International Equity                             $11,059
MSCI EAFE Index                                        $10,476
                                    AHVIT International Equity       MSCI EAFE Index
2/8/96                                             $ 10,000.00           $ 10,000.00
2/29/96                                             $ 9,980.00           $ 10,476.00
3/31/96                                            $ 10,360.00           $ 10,163.00
4/30/96                                            $ 10,780.00           $ 10,459.00
5/31/96                                            $ 10,710.00           $ 10,266.00
6/30/96                                            $ 10,800.00           $ 10,324.00
7/31/96                                            $ 10,430.00           $ 10,022.00
8/31/96                                            $ 10,560.00           $ 10,044.00
9/30/96                                            $ 10,770.00           $ 10,312.00
10/31/96                                           $ 10,690.00           $ 10,206.00
11/30/96                                           $ 11,010.00           $ 10,613.00
12/31/96                                           $ 11,059.00           $ 10,476.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT         VALUE
                                                              -----------  --------------
CORPORATE BONDS - 38.4%
CONVERTIBLE BOND - 0.8%
INDUSTRIAL - 0.8%
Ryerson Tull, Inc., 8.50%, due 7/15/01 (cost $24,934)             $25,000         $25,649
                                                                           --------------

NON-CONVERTIBLE BONDS - 37.6%
AUTOMOTIVE - 12.4%
Aegis Auto Rec., 1996-2, 8.90%, due 1/20/02                       126,669         128,569
General Motors Corp., 7.40%, due 9/01/25                          125,000         124,219
Premier Auto Trust Mortgage, 6.15%, due 3/06/00 (a)               140,000         140,302
                                                                           --------------
                                                                                  393,090
                                                                           --------------

BANKS AND SAVINGS & LOANS - 4.5%
Midland Bank PLC, 7.625%, due 6/15/06                             140,000         144,839
                                                                           --------------

FINANCIAL SERVICES - 10.3%
Green Tree Financial Corp., 1995-10 A2,
 5.80% due 2/15/27 (a)                                            140,000         140,085
Metropolitan Life Insurance Co., 7.80%, due 11/01/25              135,000         136,687
Santista Export Sec., I, 8.09%, due 11/30/06                       50,000          50,000
                                                                           --------------
                                                                                  326,772
                                                                           --------------

INDUSTRIAL - 4.8%
AK Steel Corp., 9.125%, due 12/15/06                               25,000          25,688
Celulosa Arauco, 6.75%, due 12/15/03                              130,000         125,878
                                                                           --------------
                                                                                  151,566
                                                                           --------------

RETAILING - 0.8%
Federated Department Stores, 8.50%, due 6/15/03                    25,000          26,014
                                                                           --------------

TELECOMMUNICATIONS & EQUIPMENT - 0.5%
TCI Communications, Inc., 7.875%, due 2/15/26                      20,000          17,344
                                                                           --------------

UTILITIES - 4.3%
Boston Edison Co., 6.05%, due 8/15/00                             140,000         135,875
                                                                           --------------
TOTAL NON-CONVERTIBLE BONDS (COST $1,170,503)                                   1,195,500
                                                                           --------------
TOTAL CORPORATE BONDS (COST $1,195,437)                                         1,221,149
                                                                           --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT         VALUE
                                                              -----------  --------------
U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS - 58.8%
U.S. GOVERNMENT OBLIGATIONS - 15.2%
U.S. Treasury Bond, 11.875%, due 11/15/03                         $84,000        $109,541
U.S. Treasury Bond, 10.75%, due 8/15/05                            56,000          71,838
U.S. Treasury Bond, 8.75%, due 8/15/20                             50,000          61,578
U.S. Treasury Note, 6.875%, due 3/31/00                           233,000         238,315
                                                                           --------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $485,671)                                 481,272
                                                                           --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.6%
Federal Home Loan Mortgage Corp.,
 Gold Pool #C00427, 8.00%, due 10/01/25                           183,681         187,412
Federal Home Loan Mortgage Corp.,
 Gold Pool CMTMT, 7.50%, due 1/01/26                              200,000         201,250
Federal National Mortgage Assoc.,
 Pool #337434, 6.50%, due 2/01/26                                 140,011         133,888
Federal National Mortgage Assoc.,
 Pool #338690, 6.00%, due 2/01/26                                 139,974         130,187
Federal National Mortgage Assoc.,
 Pool #303998, 9.00%, due 7/01/26                                  78,569          83,694
Federal National Mortgage Assoc.,
 Pool #352795, 7.00%, due 7/01/26                                 131,616         128,979
Federal National Mortgage Assoc.,
 Pool #250672, 7.00%, due 9/01/26                                 128,100         125,958
Government National Mortgage Assoc. I,
 Pool #422881, 8.00%, due 5/15/26                                 217,417         222,037
Government National Mortgage Assoc. II,
 Pool #2247, 7.00%, due 7/20/26                                   175,827         171,157
                                                                           --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $1,367,567)                      1,384,562
                                                                           --------------
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $1,853,238)                                                              1,865,834
                                                                           --------------
TOTAL INVESTMENTS (COST $3,048,675) - 97.2%                                     3,086,983
OTHER ASSETS IN EXCESS OF LIABILITIES -  2.8%                                      88,378
                                                                           --------------
NET ASSETS - 100.0%                                                            $3,175,361
                                                                           --------------
                                                                           --------------

(a) Mortgage trust bond.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT         VALUE
                                                              -----------  --------------
CORPORATE BONDS - 94.3%
CONVERTIBLE BONDS - 6.4%
AUTOMOTIVE PARTS & EQUIPMENT - 2.3%
Hayes Wheels International, 11.00%, due 7/15/06                   $50,000         $54,500
                                                                           --------------

BUILDING & CONSTRUCTION - 1.1%
Nortek, Inc., 9.875%, due 3/01/04                                  25,000          25,312
                                                                           --------------

CONGLOMERATES - 0.4%
Reeves Industries, Inc., 11.00%, due 7/15/02                       10,000           9,550
                                                                           --------------

TEXTILES - 2.6%
Synthetic Industries, 12.75%, due 12/01/02                         55,000          60,912
                                                                           --------------
TOTAL CONVERTIBLE BONDS (COST $141,538)                                           150,274
                                                                           --------------

NON-CONVERTIBLE BONDS - 87.9%
AEROSPACE & DEFENSE - 2.5%
BE Aerospace, Inc., 9.875%, due 2/01/06                            25,000          26,375
K&F Industries, Inc., 10.375%, due 9/01/04                         30,000          31,800
                                                                           --------------
                                                                                   58,175
                                                                           --------------

BUILDING PRODUCTS & MATERIALS - 4.5%
American Standard, 10.50%, due 6/01/05 (a)                         25,000          23,563
Building Materials Corp., 11.75%, due 7/01/04 (a)                  50,000          43,000
Building Materials Corp., 8.625%, due 12/15/06                     40,000          40,000
                                                                           --------------
                                                                                  106,563
                                                                           --------------

CHEMICALS - 1.1%
UCC Investors, 10.50%, due 5/01/02                                 25,000          26,875
                                                                           --------------

COMMUNICATIONS & MEDIA - 1.1%
Cablevision Systems Corp., 9.25%, due 11/01/05                     25,000          24,875
                                                                           --------------

CONGLOMERATES - 0.9%
Atlantis Group, Inc., 11.00%, due 2/15/03                          20,000          20,450
                                                                           --------------

CONTAINERS & PACKAGING - 4.4%
Calmar, Inc.,11.50%, due 8/15/05                                   25,000          25,937
Gaylord Container, 12.75%, due 5/15/05                             45,000          49,837
U.S. Can Corp., 10.125%, due 10/15/06                              25,000          26,375
                                                                           --------------
                                                                                  102,149
                                                                           --------------

COSMETICS & TOILETRIES - 0.7%
Revlon Worldwide, 0.00%, due 3/15/98 (c)                           20,000          17,450
                                                                           --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT         VALUE
                                                              -----------  --------------
DIVERSIFIED HOLDING COMPANIES - 3.6%
E&S Holdings Corp., 144A, 10.375%, due 10/01/06 (d)               $50,000         $52,563
Thermadyne Holding Corp., 10.75%, due 11/01/03                     30,000          30,675
                                                                           --------------
                                                                                   83,238
                                                                           --------------

ENERGY - 1.2%
Mesa Operating Co., 10.625%, due 7/01/06                           25,000          27,187
                                                                           --------------

ENTERTAINMENT & LEISURE - 2.2%
American Skiing Corp., 144A, 12.00%, due 7/15/06 (d)               25,000          26,438
Grand Casinos, Inc., 10.125%, due 12/01/03                         25,000          25,375
                                                                           --------------
                                                                                   51,813
                                                                           --------------

FOOD & BEVERAGE - 0.7%
Delta Beverage Group, 9.75%, due 12/15/03                          15,000          15,431
                                                                           --------------

GAMING & HOTELS - 3.1%
El Dorado Resorts, 10.50%, due 8/15/06                             45,000          47,700
Red Roof Inns, 9.625%, due 12/15/03                                20,000          20,300
Santa Fe Hotel, 11.00%, due 12/15/00                                5,000           3,725
                                                                           --------------
                                                                                   71,725
                                                                           --------------

HEALTH CARE - 2.4%
Tenet Healthcare Corp., 10.125%, due 3/01/05                       50,000          55,500
                                                                           --------------

INDUSTRIAL - 26.6%
AAF-McQuay, Inc., 8.875%, due 2/15/03                              50,000          50,250
Clark-Schwebel, Inc.,144A, 10.50%, due 4/15/06 (d)                 25,000          26,750
Finlay Enterprises, 12.00%, due 5/01/98 (a)                        25,000          22,000
Genmar Holdings, 13.50%, due 7/15/01                               20,000          19,500
Harvard Industries, Inc., 11.125%, due 8/01/05                     25,000          21,063
Haynes International, Inc., 11.625%, due 9/01/04                   50,000          52,750
Howmet Corp., 10.00%, due 12/01/03                                 50,000          54,750
IMO Industries, 144A,11.75%, due 5/01/06 (d)                       30,000          27,900
Interlake Corp., 12.125%, due 3/01/02                              35,000          36,313
International Knife & Saw, 144A, 11.375%, due 11/15/06 (d)         40,000          41,600
Iron Mountain, Inc., 10.125%, due 10/01/06                         50,000          53,250
Marvel Holdings, 0.00%, due 4/15/98 (c)                            20,000           3,100
Mettler Toledo, Inc., 9.75%, due 10/01/06                          45,000          47,475
Moog, Inc., 144A, 10.00%, due 5/01/06 (d)                          25,000          26,068
Motors & Gears, Inc., 10.75%, due 11/15/06                         50,000          52,000
Pierce Leahy Corp., 11.125%, due 7/15/06                           50,000          54,875

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT         VALUE
                                                              -----------  --------------
INDUSTRIAL (CONT'D) - 26.6%
Polymer Group, 12.25%, due 7/15/02                                $30,000         $32,700
                                                                           --------------
                                                                                  622,344
                                                                           --------------

METALS & MINING - 1.5%
Kaiser Aluminum & Chemical, 9.875%, due 2/15/02                    35,000          35,787
                                                                           --------------

OFFICE & BUSINESS EQUIPMENT - 1.1%
Quest Diagnostic, Inc., 10.75%, due 12/15/06                       25,000          26,375
                                                                           --------------

STEEL - 7.6%
AK Steel Corp., 144A, 9.125%, due 12/15/06 (d)                     25,000          25,687
Algoma Steel, Inc., 12.375%, due 7/15/05                           25,000          27,000
Gulf States Steel Alabama, 13.50%, due 4/15/03                     50,000          47,500
WCI Steel, Inc., 10.00%, due 12/01/04                              75,000          76,875
                                                                           --------------
                                                                                  177,062
                                                                           --------------

SUPERMARKETS - 5.3%
Grand Union Co., 12.00%, due 9/01/04                               20,000          21,300
Jitney-Jungle, 12.00%, due 3/01/06                                  5,000           5,325
Pathmark Stores, 9.625%, due 5/01/03                               50,000          48,125
Ralph's Grocery Co., 10.45%, due 6/15/04                           20,000          21,350
Smiths Food & Drug Centers, 11.25%, due 5/15/07                    25,000          27,750
                                                                           --------------
                                                                                  123,850
                                                                           --------------

TELECOMMUNICATIONS - 15.2%
Colt Telecommunications Group PLC, 12.00%, due 12/15/06 (a)        50,000          30,250
Echostar Satellite Broadcast, 13.125%, due 3/15/04 (a)             30,000          23,100
Intelecom Group USA, Inc.,144A, 12.50%, due 5/01/06 (a) (d)        50,000          32,875
Lenfest Communications, 144A, 10.50%, 10.50%, due 6/15/06
 (d)                                                               25,000          26,500
MFS Communications, 8.875%, due 1/15/06 (a)                       100,000          74,125
Mobilmedia Communications, 10.50%, due 12/01/03 (a)                25,000           5,250
Paging Network, 8.875%, due 2/01/06                                25,000          23,969
Sprint Spectrum L.P. Fin., 11.00%, due 8/15/06                     50,000          54,375
Sygnet Wireless, Inc., 11.50%, due 10/01/06                        25,000          25,750
Teleport Communications, 11.125%, due 7/01/07 (a)                  50,000          34,500
Western Wireless Communications, 10.50%, due 2/01/07               25,000          26,219
                                                                           --------------
                                                                                  356,913
                                                                           --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                AMOUNT         VALUE
                                                              -----------  --------------
TEXTILES & APPAREL - 1.1%
Westpoint Stevens, Inc., 9.375%, due 12/15/05 (b)                 $25,000         $25,875
                                                                           --------------

TRANSPORTATION - 1.1%
CHC Helicopter, 11.50%, due 7/15/02                                25,000          25,625
                                                                           --------------
TOTAL NON-CONVERTIBLE BONDS (COST $1,997,562)                                   2,055,262
                                                                           --------------
TOTAL CORPORATE BONDS (COST $2,139,100)                                         2,205,536
                                                                           --------------
TOTAL INVESTMENTS (COST $2,139,100) - 94.3%                                     2,205,536
OTHER ASSETS IN EXCESS OF LIABILITIES  -  5.7%                                    133,827
                                                                           --------------
NET ASSETS - 100.0%                                                            $2,339,363
                                                                           --------------
                                                                           --------------

(a) Step coupon bond. Zero coupon at December 31, 1996, interest rate stated begins on a specified future date.
(b)  Collateral trust bond.
(c)  Zero coupon bond.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
     These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At December 31, 1996, these securities amounted to a value of $286,381 or 12.2% of net assets.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
COMMON STOCKS - 57.1%
AEROSPACE & DEFENSE - 3.2%
Coltec Industries *                                                   900          $16,987
General Motors Corp., Class H                                         940           52,875
McDonnell Douglas Corp.                                               300           19,200
Rohr, Inc. *                                                        2,790           63,124
                                                                            --------------
                                                                                   152,186
                                                                            --------------

APPAREL & TEXTILES - 0.8%
Collins & Aikman Corp. *                                            5,650           35,313
                                                                            --------------

BANKS AND SAVINGS & LOANS - 1.5%
Boatmen's Bancshares, Inc.                                            460           29,670
Crestar Financial Corp.                                               100            7,438
First Chicago NBD Corp.                                               440           23,650
Firstar Corp.                                                         200           10,500
                                                                            --------------
                                                                                    71,258
                                                                            --------------

BUILDING MATERIALS - 0.5%
Owens-Corning Fiberglas Corp. *                                       540           23,017
                                                                            --------------

CAPITAL EQUIPMENT - 0.8%
AlliedSignal, Inc.                                                    540           36,180
                                                                            --------------

CHEMICALS - 3.0%
Albemarle Corp.                                                     2,480           44,950
Crompton & Knowles Corp.                                              750           14,437
Du Pont (E.I.) de Nemours & Co.                                       640           60,400
Union Carbide Corp.                                                   440           17,985
                                                                            --------------
                                                                                   137,772
                                                                            --------------

COMMUNICATIONS & MEDIA - 0.8%
Time Warner, Inc.                                                     990           37,125
                                                                            --------------

COMPUTERS & COMPUTER SOFTWARE - 4.6%
Cisco Systems, Inc. *                                                 760           48,355
Compaq Computer Corp. *                                               210           15,593
EMC Corp. *                                                         1,190           39,419
International Business Machines Corp.                                 340           51,340
Learning Company, Inc.                                                990           14,231
Read-Rite Corp. *                                                     930           23,482
Sun Microsystems, Inc. *                                              850           21,834
                                                                            --------------
                                                                                   214,254
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
CONGLOMERATES - 1.7%
Unilever NV                                                           440          $77,110
                                                                            --------------

CONSUMER DURABLES - 1.4%
General Motors Corp.                                                1,140           63,555
                                                                            --------------

CONTAINERS - 0.6%
Temple-Inland, Inc.                                                   540           29,228
                                                                            --------------

ELECTRICAL EQUIPMENT - 0.5%
Anixter International, Inc. *                                       1,570           25,316
                                                                            --------------

ELECTRONICS - 1.3%
General Instrument Corp. *                                            570           12,326
Intel Corp.                                                           210           27,497
Perkin-Elmer Corp.                                                    330           19,429
                                                                            --------------
                                                                                    59,252
                                                                            --------------

ENTERTAINMENT & LEISURE - 0.4%
Boyd Gaming Corp. *                                                   300            2,475
International Game Technology                                         900           16,425
                                                                            --------------
                                                                                    18,900
                                                                            --------------

ENVIRONMENTAL MANAGEMENT - 0.8%
WMX Technologies, Inc.                                              1,140           37,193
                                                                            --------------

FINANCIAL SERVICES - 6.6%
ADVANTA CORP, Class B                                                 530           21,664
Bear Stearns Co. Inc.                                               2,000           55,750
Capital RE Corp.                                                      640           29,840
Dean Witter Discover & Co.                                            640           42,400
Edwards, (A.G.), Inc.                                                 540           18,157
Great Western Financial                                             1,290           37,410
Providian Corp.                                                     1,250           64,219
Salomon, Inc.                                                         750           35,344
                                                                            --------------
                                                                                   304,784
                                                                            --------------

FOOD, BEVERAGE & TOBACCO - 2.1%
CPC International, Inc.                                               200           15,500
Kellogg Co.                                                           310           20,344
Philip Morris Cos.                                                    540           60,818
                                                                            --------------
                                                                                    96,662
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
HEALTH CARE PRODUCTS & SERVICES - 1.9%
Columbia/HCA Healthcare Corp.                                       1,400          $57,050
United Healthcare Corp.                                               700           31,500
                                                                            --------------
                                                                                    88,550
                                                                            --------------

HOUSEHOLD PRODUCTS - 1.5%
Procter & Gamble Co.                                                  630           67,725
                                                                            --------------

MACHINERY & EQUIPMENT - 1.8%
Cooper Industries, Inc.                                             2,000           84,250
                                                                            --------------

MANUFACTURING - 0.3%
Allegheny Teledyne, Inc.                                              675           15,525
                                                                            --------------

OFFICE & BUSINESS EQUIPMENT - 0.6%
Xerox Corp.                                                           520           27,365
                                                                            --------------

OIL & OIL SERVICES - 6.9%
Anadarko Petroleum Corp.                                              330           21,368
Ashland, Inc.                                                         630           27,641
British Petroleum Ltd. ADR                                            340           48,350
Chevron Corp.                                                         210           13,650
Exxon Corp.                                                           900           88,200
Panenergy Corp.                                                       520           23,400
Ultramar Diamond Shamrock                                           1,540           48,702
Union Pacific Resources Group                                         488           14,274
Wheelabrator Technologies, Inc. *                                   1,970           32,012
                                                                            --------------
                                                                                   317,597
                                                                            --------------

PHARMACEUTICALS - 3.2%
Bristol-Myers Squibb Co.                                              440           47,850
Forest Laboratories, Inc. *                                           510           16,702
Schering Plough                                                       210           13,598
Warner-Lambert Co.                                                    930           69,750
                                                                            --------------
                                                                                   147,900
                                                                            --------------

RETAILING - 2.3%
General Nutrition Cos. *                                            1,700           28,688
Toys R Us *                                                           750           22,500
Wal-Mart Stores, Inc.                                               2,480           56,730
                                                                            --------------
                                                                                   107,918
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
TELECOMMUNICATIONS & EQUIPMENT - 5.1%
MCI Communications                                                  1,350          $44,128
NYNEX Corp.                                                           860           41,387
SBC Communications, Inc.                                              210           10,868
TCI Satellite Entertainment, Class A *                                569            5,619
Tele-Communications, Class A                                        5,700           74,456
US West Media Group, Inc. *                                           750           24,188
WorldCom, Inc. *                                                    1,290           33,621
                                                                            --------------
                                                                                   234,267
                                                                            --------------

TRANSPORTATION - 1.4%
Consolidated Freightways Corp. *                                      590            5,236
Consolidated Freightways, Inc.                                      1,180           26,255
Union Pacific Corp.                                                   570           34,271
                                                                            --------------
                                                                                    65,762
                                                                            --------------

UTILITIES - 1.5%
Dominion Resources, Inc.                                              670           25,795
New England Electric System                                           440           15,345
Pacific Gas & Electric                                                710           14,910
Portland General Corp.                                                310           13,020
                                                                            --------------
                                                                                    69,070
                                                                            --------------
TOTAL COMMON STOCKS (COST $2,436,854)                                            2,645,034
                                                                            --------------

                                                               PRINCIPAL
                                                                 AMOUNT
                                                              ------------
CORPORATE BONDS - 13.2%
CONVERTIBLE BOND - 0.2%
INDUSTRIAL - 0.2%
Ryerson Tull, Inc., 8.50%, due 7/15/01 (cost $9,974)              $10,000           10,259
                                                                            --------------

NON-CONVERTIBLE BONDS - 13.0%
AUTOMOTIVE - 4.4%
Aegis Auto Rec., Ser. 1996-2, 8.90%, due 1/20/02                   63,335           64,379
General Motors Corp., 7.40%, due 9/01/25                           70,000           69,563
Premier Auto Trust Mortgage, 6.15%, due 3/06/00 (a)                70,000           70,151
                                                                            --------------
                                                                                   204,093
                                                                            --------------

BANKS AND SAVINGS & LOANS - 1.5%
Midland Bank PLC, 7.625%, due 6/15/06                              70,000           72,419
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT         VALUE
                                                              ------------  --------------
FINANCIAL SERVICES - 3.5%
Green Tree Financial Corp. 1995-10 A2, 5.80%, due 2/15/27
 (a)                                                              $70,000          $70,043
Metropolitan Life Insurance Co., 7.80%, due 11/01/25               70,000           70,875
Santista Export Sec. I, 8.09%, due 11/30/06                        20,000           20,000
                                                                            --------------
                                                                                   160,918
                                                                            --------------

INDUSTRIAL - 1.7%
AK Steel Corp., 9.125%, due 12/15/06                               10,000           10,144
Celulosa Arauco, 6.75%, due 12/15/03                               70,000           67,780
                                                                            --------------
                                                                                    77,924
                                                                            --------------

RETAILING - 0.2%
Federated Department Stores, 8.50%, due 6/15/03                    10,000           10,406
                                                                            --------------

TELECOMMUNICATIONS & EQUIPMENT - 0.2%
TCI Communications, Inc., 7.875%, due 2/15/26                      10,000            8,672
                                                                            --------------

UTILITIES - 1.5%
Boston Edison Co., 6.05%, due 8/15/00                              70,000           67,938
                                                                            --------------
TOTAL NON-CONVERTIBLE BONDS (COST $589,577)                                        602,370
                                                                            --------------
TOTAL CORPORATE BONDS (COST $599,551)                                              612,629
                                                                            --------------

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.7%
U.S. GOVERNMENT OBLIGATIONS - 13.1%
U.S. Treasury Note, 6.875%, due 3/31/00                           134,000          137,057
U.S. Treasury Note, 6.50%, due 10/15/06                            25,000           25,148
U.S. Treasury Bond, 11.875%, due 11/15/03                          12,000           15,649
U.S. Treasury Bond, 8.50%, due 2/15/20                            357,000          428,512
                                                                            --------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $591,529)                                  606,366
                                                                            --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.6%
Federal Home Loan Mortgage Corp., Gold Pool #C00427, 8.00%,
 due 10/01/25                                                      87,007           88,774
Federal Home Loan Mortgage Corp., Gold Pool CMTMT, 7.50%,
 due 1/01/26                                                       75,000           75,469
Federal National Mortgage Assoc., Pool #337434, 6.50%, due
 2/01/26                                                           70,005           66,944
Federal National Mortgage Assoc., Pool #339454, 6.00%, due
 3/01/26                                                           70,114           65,211
Federal National Mortgage Assoc., Pool #303998, 9.00%, due
 7/01/26                                                           41,596           44,308

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT         VALUE
                                                              ------------  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONT'D) - 14.6%
Federal National Mortgage Assoc., Pool #352795, 7.00%, due
 7/01/26                                                          $43,873          $42,994
Federal National Mortgage Assoc., Pool #354237, 7.00%, due
 8/01/26                                                           59,168           57,982
Government National Mortgage Assoc., Pool #422913, 8.00%,
 due 6/15/26                                                      112,669          115,064
Government National Mortgage Assoc., Pool #2247 7.00%, due
 7/20/26                                                          125,591          122,255
                                                                            --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $670,698)                           679,001
                                                                            --------------
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $1,262,227)                                                               1,285,367
                                                                            --------------
TOTAL INVESTMENTS (COST $4,298,632) - 98.0%                                      4,543,030
OTHER ASSETS IN EXCESS OF LIABILITIES  -  2.0%                                      90,924
                                                                            --------------
NET ASSETS - 100.0%                                                             $4,633,954
                                                                            --------------
                                                                            --------------

* Non-income producing security.

ADR - American Depository Receipt.

(a) Mortgage bond.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
COMMON STOCKS - 94.7%
AEROSPACE & DEFENSE - 9.6%
General Motors Corp., Class H                                       2,000         $112,500
GRC International, Inc. *                                           5,500           44,688
Litton Industries *                                                 3,500          166,688
Lockheed Martin                                                       800           73,200
Loral Space & Communications *                                      2,000           36,750
Sundstrand Corp.                                                    2,000           85,000
                                                                            --------------
                                                                                   518,826
                                                                            --------------

BANKS AND SAVINGS & LOANS - 17.6%
BankAmerica Co.                                                     1,800          179,550
Bank of New York Co., Inc.                                          4,000          135,000
Bankers Trust NY Corp.                                              1,500          129,375
Chase Manhattan Corp.                                               2,000          178,500
Morgan (J.P.) & Co.                                                   800           78,100
PNC Bank Corp.                                                      3,000          112,875
Wells Fargo & Co.                                                     500          134,875
                                                                            --------------
                                                                                   948,275
                                                                            --------------

BUSINESS SERVICES - 1.0%
First Data Corp.                                                    1,500           54,750
                                                                            --------------

CAPITAL EQUIPMENT - 1.0%
AlliedSignal, Inc.                                                    800           53,600
                                                                            --------------

COMMUNICATIONS & MEDIA - 2.8%
Infinity Broadcasting, Class A *                                    3,500          117,687
Spelling Entertainment Group *                                      4,500           33,188
                                                                            --------------
                                                                                   150,875
                                                                            --------------

COMPUTERS & COMPUTER SOFTWARE - 9.0%
Amdahl Corp. *                                                      6,000           72,750
Hewlett-Packard                                                       800           40,200
Honeywell, Inc.                                                     3,500          230,125
Informix Corp. *                                                    1,500           30,563
Newbridge Networks Corp. *                                          2,000           56,500
Sun Microsystems, Inc. *                                            2,000           51,375
                                                                            --------------
                                                                                   481,513
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
CONSUMER DURABLES - 3.2%
Ford Motor Co.                                                      4,500         $143,437
General Motors Corp.                                                  500           27,875
                                                                            --------------
                                                                                   171,312
                                                                            --------------

ELECTRONICS - 0.8%
VeriFone, Inc. *                                                    1,500           44,250
                                                                            --------------

ENTERTAINMENT & LEISURE - 2.6%
Mirage Resorts, Inc. *                                              6,500          140,562
                                                                            --------------

FINANCIAL SERVICES - 17.4%
Aetna Life & Casualty Co.                                           2,500          200,000
Capital One Financial Corp.                                         2,100           75,600
Chubb Corp.                                                           800           43,000
Federal National Mortgage Association                               1,000           37,250
Student Loan Marketing Association                                  2,000          186,250
The Charles Schwab Corp.                                            5,000          160,000
TIG Holdings, Inc.                                                  2,000           67,750
Transamerica Corp.                                                    500           39,500
USF&G Corp.                                                         6,000          125,250
                                                                            --------------
                                                                                   934,600
                                                                            --------------

HEALTH CARE - 7.9%
ALZA Corp. *                                                        5,000          129,375
Allergan, Inc.                                                      2,500           89,063
Baxter International, Inc.                                          2,100           86,100
Biomet, Inc. *                                                      2,000           30,250
Humana, Inc. *                                                      3,000           57,375
Nellcor Puritan Bennett, Inc. *                                     1,500           32,812
                                                                            --------------
                                                                                   424,975
                                                                            --------------

INDUSTRIAL MANUFACTURING & PROCESSING - 5.4%
Corning, Inc.                                                       3,500          161,875
Inco Ltd.                                                           4,000          127,500
                                                                            --------------
                                                                                   289,375
                                                                            --------------

LODGING & RESTAURANTS - 1.2%
ITT Corp. *                                                         1,500           65,062
                                                                            --------------

OIL SERVICES - 5.1%
Baker Hughes, Inc.                                                  4,500          155,250
Halliburton Co.                                                     2,000          120,500
                                                                            --------------
                                                                                   275,750
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
PHARMACEUTICALS - 0.6%
Columbia Laboratories, Inc. *                                       2,000          $29,000
                                                                            --------------

RETAILING - 1.0%
Staples, Inc. *                                                     3,000           54,188
                                                                            --------------

TELECOMMUNICATIONS & EQUIPMENT - 7.3%
Bay Networks, Inc. *                                                2,000           41,750
DSC Communications Corp. *                                          5,000           89,375
General Instrument Corp. *                                          1,800           38,925
Globalstar Telecommunications *                                     1,000           63,000
Lucent Technologies, Inc. *                                         1,700           78,625
QUALCOMM, Inc. *                                                    2,000           79,750
                                                                            --------------
                                                                                   391,425
                                                                            --------------

TRANSPORTATION - 1.2%
Southwest Airlines                                                  3,000           66,375
                                                                            --------------
TOTAL COMMON STOCKS (COST $4,803,562)                                            5,094,713
                                                                            --------------

                                                               PRINCIPAL
                                                                 AMOUNT
                                                              ------------
REPURCHASE AGREEMENT - 3.4%
Repurchase agreement with State Street Bank, 5.00%, due
 1/02/97, dated 12/31/96, with a maturity value of $185,051;
 collateralized by $190,000 U.S. Treasury Note, 6.125%, due
 5/15/98; market value $192,138
 (COST $185,000)                                                 $185,000          185,000
                                                                            --------------
TOTAL INVESTMENTS (COST $4,988,562) - 98.1%                                      5,279,713
OTHER ASSETS IN EXCESS OF LIABILITIES  -  1.9%                                     102,547
                                                                            --------------
NET ASSETS - 100.0%                                                             $5,382,260
                                                                            --------------
                                                                            --------------

* Non-income producing security.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
COMMON STOCKS - 84.7%
APPAREL & TEXTILES - 1.0%
Jones Apparel Group, Inc. *                                         1,000          $37,375
Nautica Enterprises, Inc. *                                         1,700           42,925
                                                                            --------------
                                                                                    80,300
                                                                            --------------

BANKS AND SAVINGS & LOANS - 6.4%
Chase Manhattan Corp.                                                 700           62,475
Citicorp                                                            1,100          113,300
First Bank System, Inc.                                             1,200           81,900
Firstar Corp.                                                       1,000           52,500
Mellon Bank Corp.                                                     900           63,900
Norwest Corp.                                                       1,700           73,950
TCF Financial Corp.                                                 1,200           52,200
                                                                            --------------
                                                                                   500,225
                                                                            --------------

CHEMICALS - 1.5%
Monsanto Co.                                                        3,000          116,625
                                                                            --------------

COMMERCIAL SERVICES - 3.1%
AccuStaff, Inc. *                                                   3,000           63,375
CoreStaff, Inc. *                                                   1,850           43,822
CUC International, Inc. *                                           2,200           52,250
Service Corp. International                                         3,000           84,000
                                                                            --------------
                                                                                   243,447
                                                                            --------------

COMPUTERS & COMPUTER SOFTWARE - 12.2%
3Com Corp. *                                                        1,500          110,062
CBT Group PLC ADR *                                                 1,400           75,950
Cadence Design System, Inc. *                                       1,300           51,675
Cisco Systems, Inc. *                                               2,500          159,063
Dell Computer Corp. *                                                 700           37,187
International Business Machines Corp.                               1,000          151,000
McAfee Associates, Inc. *                                             800           35,200
Microsoft Corp. *                                                   1,000           82,625
Netscape Communications Corp. *                                       600           34,125
Parametric Technology Corp. *                                       1,400           71,925
PeopleSoft, Inc. *                                                  1,500           71,906
Sykes Enterprises, Inc. *                                           2,000           75,000
                                                                            --------------
                                                                                   955,718
                                                                            --------------

DIVERSIFIED OPERATIONS - 0.5%
Alco Standard Corp.                                                   800           41,300
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
ELECTRICAL EQUIPMENT - 1.7%
Applied Materials, Inc.*                                            1,000          $35,937
General Electric Co.                                                1,000           98,875
                                                                            --------------
                                                                                   134,812
                                                                            --------------

ELECTRONICS - 7.4%
Altera Corp. *                                                        700           50,881
Intel Corp.                                                         1,500          196,406
Maxim Integrated Products, Inc. *                                   1,300           56,225
National Semiconductor Corp. *                                      2,400           58,500
Perkin-Elmer Corp.                                                  1,300           76,538
Sipex Corp. *                                                       1,300           41,925
Teradyne, Inc. *                                                    1,800           43,875
Uniphase Corp. *                                                    1,000           52,500
                                                                            --------------
                                                                                   576,850
                                                                            --------------

ENTERTAINMENT & LEISURE - 2.0%
Carnival Corp., Class A                                             2,500           82,500
Regal Cinemas, Inc. *                                               2,300           70,725
                                                                            --------------
                                                                                   153,225
                                                                            --------------

FINANCIAL SERVICES - 9.1%
American Express Co.                                                2,000          113,000
Conseco, Inc.                                                       2,000          127,500
Federal Home Loan Mortgage Corp.                                      700           77,088
Federal National Mortgage Association                               1,600           59,600
MGIC Investment Corp.                                               1,000           76,000
Starwood Lodging Trust                                              2,000          110,250
The Charles Schwab Corp.                                            2,000           64,000
The Travelers Corp.                                                 1,866           84,670
                                                                            --------------
                                                                                   712,108
                                                                            --------------

FOOD, BEVERAGE & TOBACCO - 3.9%
Interstate Bakeries Corp.                                           1,500           73,687
Philip Morris Cos., Inc.                                            1,000          112,625
Sara Lee Corp.                                                      2,000           74,500
The Coca-Cola Co.                                                     800           42,100
                                                                            --------------
                                                                                   302,912
                                                                            --------------

FOREST & PAPER PRODUCTS - 1.0%
Kimberly-Clark Corp.                                                  800           76,200
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
HEALTH CARE PRODUCTS & SERVICES - 6.5%
AmeriSource Distribution Corp., Class A *                           2,000          $96,500
Boston Scientific Corp. *                                           2,000          120,000
HealthSouth Corp. *                                                 2,000           77,250
Medtronic, Inc.                                                     2,000          136,000
Oxford Health Plans, Inc. *                                         1,300           76,131
                                                                            --------------
                                                                                   505,881
                                                                            --------------

OFFICE EQUIPMENT - 1.8%
Danka Business Systems PLC ADR                                      4,000          141,500
                                                                            --------------

OIL & OIL SERVICES - 8.0%
B.J. Services Co. *                                                 1,200           61,200
Baker Hughes, Inc.                                                  2,500           86,250
Cooper Cameron Corp. *                                              1,500          114,750
Diamond Offshore Drilling, Inc. *                                     700           39,900
ENSCO International, Inc. *                                         1,500           72,750
Global Marine, Inc. *                                               1,800           37,125
Noble Affiliates, Inc.                                              1,000           47,875
Schlumberger Ltd.                                                     700           69,913
Smith International, Inc. *                                         2,200           98,725
                                                                            --------------
                                                                                   628,488
                                                                            --------------

PHARMACEUTICALS - 7.9%
Abbott Laboratories                                                 1,000           50,750
American Home Products Corp.                                          600           35,175
Cardinal Health, Inc.                                               3,000          174,750
Dura Pharmaceuticals, Inc. *                                        2,000           95,500
Eli Lilly & Co.                                                     1,500          109,500
Parexel International Corp. *                                       1,100           56,788
Pfizer, Inc.                                                        1,100           91,163
                                                                            --------------
                                                                                   613,626
                                                                            --------------

PUBLISHING - 0.5%
Cognizant Corp.                                                     1,100           36,300
                                                                            --------------

RESTAURANTS & LODGING - 2.1%
Boston Chicken, Inc. *                                              2,000           71,750
Hospitality Franchise Systems, Inc. *                                 600           35,850
Starbucks Corp. *                                                   2,000           57,250
                                                                            --------------
                                                                                   164,850
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
RETAILING - 3.1%
Consolidated Stores Corp. *                                         2,000          $64,500
Dollar Tree Stores, Inc. *                                          2,000           76,500
Kohl's Corp. *                                                      1,500           58,875
Staples, Inc. *                                                     2,400           43,350
                                                                            --------------
                                                                                   243,225
                                                                            --------------

TELECOMMUNICATIONS & EQUIPMENT - 4.5%
Advanced Fibre Communication, Inc. *                                  500           27,812
Cincinnati Bell, Inc.                                               2,500          154,063
Tellabs, Inc. *                                                     2,500           94,062
US Robotics Corp. *                                                 1,000           72,000
                                                                            --------------
                                                                                   347,937
                                                                            --------------

TRANSPORTATION - 0.5%
Midwest Express Holdings, Inc. *                                    1,100           39,600
                                                                            --------------
TOTAL COMMON STOCKS (COST $5,926,440)                                            6,615,129
                                                                            --------------
TOTAL INVESTMENTS (COST $5,926,440) - 84.7%                                      6,615,129
OTHER ASSETS IN EXCESS OF LIABILITIES - 15.3%                                    1,198,883
                                                                            --------------
NET ASSETS - 100.0%                                                             $7,814,012
                                                                            --------------
                                                                            --------------

* Non-income producing security.

ADR - American Depository Receipt.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
COMMON STOCKS - 93.8%
COMMERCIAL SERVICES - 4.5%
ADT Ltd.                                                            3,200          $73,200
CUC International, Inc. *                                           2,362           56,098
Loewen Group, Inc.                                                  4,450          174,106
                                                                            --------------
                                                                                   303,404
                                                                            --------------

COMMUNICATIONS & MEDIA - 2.6%
Cox Radio, Inc. *                                                   1,600           28,000
Heritage Media Corp., Class A *                                     7,200           81,000
Infinity Broadcasting *                                             1,900           63,888
                                                                            --------------
                                                                                   172,888
                                                                            --------------

COMPUTERS & COMPUTER SOFTWARE - 23.1%
Adobe Systems, Inc.                                                 2,800          104,650
BISYS Group, Inc. *                                                 1,100           40,769
BMC Software, Inc. *                                                3,900          161,363
Cabletron Systems, Inc. *                                           5,780          192,185
Cadence Design System, Inc. *                                       2,900          115,275
Ceridian Corp. *                                                      800           32,400
Computer Sciences Corp. *                                           1,100           90,337
Cooper & Chyan Technology *                                         3,000           98,250
DST Systems, Inc. *                                                 2,100           65,888
Edify Corp. *                                                       1,100           17,600
Electronic Arts *                                                   5,200          155,675
Epic Design Technology, Inc. *                                        700           17,500
Fiserv, Inc. *                                                      2,700           99,225
HBO & Co.                                                           1,100           65,312
Oracle Corp. *                                                      3,800          158,650
SPS Transaction Services CRP, Inc. *                                2,700           41,175
Synopsys, Inc. *                                                    2,100           97,125
                                                                            --------------
                                                                                 1,553,379
                                                                            --------------

ELECTRICAL EQUIPMENT - 1.9%
Cable Design Technologies *                                         4,100          127,612
                                                                            --------------

ELECTRONICS - 1.4%
Atmel Corp. *                                                         700           23,188
LSI Logic Corp. *                                                   2,600           69,550
                                                                            --------------
                                                                                    92,738
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
ENTERTAINMENT & LEISURE - 3.0%
Grand Casinos, Inc.                                                 2,200          $29,700
Harrah's Entertainment, Inc. *                                      5,400          107,325
Hollywood Entertainment Corp. *                                       300            5,550
Showboat, Inc.                                                      3,600           62,100
                                                                            --------------
                                                                                   204,675
                                                                            --------------

FINANCIAL SERVICES - 12.1%
ADVANTA Corp., Class B                                              2,100           85,838
Capital One Financial Corp.                                         2,500           90,000
Countrywide Credit Industries, Inc.                                 1,800           51,525
FINOVA Group                                                        1,100           70,675
First USA, Inc.                                                     1,800           62,325
First USA Paymentech, Inc.                                            100            3,388
Franklin Resources, Inc.                                            2,400          164,100
Green Tree Financial Corp.                                          3,500          135,187
Riscorp, Inc., Class A *                                            5,300           19,212
United Cos. Financial Corp.                                         4,900          130,462
                                                                            --------------
                                                                                   812,712
                                                                            --------------

HEALTH CARE PRODUCTS & SERVICES - 19.2%
CompDent Corp. *                                                    1,900           66,975
Coventry Corp *                                                     2,200           20,384
HCIA, Inc. *                                                        4,000          138,000
HEALTHSOUTH Corp. *                                                 2,300           88,837
Health Management Associates, Inc., Class A *                       8,250          185,625
Healthsource, Inc. *                                                5,600           73,500
Manor Care, Inc.                                                      800           21,600
Mariner Health Group, Inc. *                                        8,500           71,187
PacifiCare Health Systems, Class A *                                2,030          164,938
St. Jude Medical, Inc. *                                              800           34,100
United Healthcare Corp.                                             4,100          184,500
Ventritex, Inc. *                                                   8,700          214,238
Vivra, Inc. *                                                       1,200           33,150
                                                                            --------------
                                                                                 1,297,034
                                                                            --------------

HOUSEHOLD PRODUCTS - 0.7%
Department 56, Inc. *                                               1,900           47,025
                                                                            --------------

OFFICE EQUIPMENT - 1.0%
Danka Business Systems PLC ADR                                      2,000           70,750
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
OIL SERVICES - 0.1%
Titan Exploration, Inc. *                                             300           $3,600
                                                                            --------------

RESTAURANTS & LODGING - 5.8%
Applebee's International, Inc.                                      2,200           60,500
Buffets, Inc. *                                                     3,100           28,287
Choice Hotels Corp., Inc. *                                           800           14,100
Hospitality Franchise Systems, Inc. *                               2,950          176,263
Promus Hotel Corp. *                                                2,900           85,913
Renaissance Hotel Group NV *                                        1,100           25,850
                                                                            --------------
                                                                                   390,913
                                                                            --------------

RETAILING - 9.3%
AnnTaylor Stores *                                                  2,900           50,750
AutoZone, Inc. *                                                    1,100           30,250
General Nutrition Cos. *                                            5,900           99,562
Gymboree Corp. *                                                    5,200          118,950
Nine West Group, Inc. *                                             1,900           88,112
Office Depot *                                                      5,900          104,725
Rite Aid Corp.                                                      1,300           51,675
Viking Office Products, Inc. *                                      3,000           80,063
                                                                            --------------
                                                                                   624,087
                                                                            --------------

TELECOMMUNICATIONS & EQUIPMENT - 6.1%
Aerial Communications, Inc. *                                       4,900           39,813
Ascend Communications, Inc. *                                         500           31,062
Glenayre Technologies, Inc. *                                       6,350          136,922
Rogers Cantel Mobile, Class B *                                     2,900           56,188
Telephone and Data Systems, Inc.                                    4,100          148,625
                                                                            --------------
                                                                                   412,610
                                                                            --------------

TRANSPORTATION - 2.9%
Kansas City Southern Industries                                       700           31,500
Wisconsin Central Transportation Corp. *                            4,100          162,463
                                                                            --------------
                                                                                   193,963
                                                                            --------------

TRAVEL SERVICES - 0.0%
Sabre Group Holdings, Inc. *                                          100            2,787
                                                                            --------------

WHOLESALE DISTRIBUTION - 0.1%
Earthgrains                                                           100            5,225
                                                                            --------------
TOTAL COMMON STOCKS (COST $6,260,217)                                            6,315,402
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               PRINCIPAL
                                                                 AMOUNT         VALUE
                                                              ------------  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.9%
Federal Home Loan Bank, 6.50%, due 1/02/97
 (COST $599,892)                                                 $600,000         $599,783
                                                                            --------------
TOTAL INVESTMENTS (COST $6,860,109) - 102.7%                                     6,915,185
LIABILITIES IN EXCESS OF OTHER ASSETS -  (2.7%)                                   (180,796)
                                                                            --------------
NET ASSETS - 100.0%                                                             $6,734,389
                                                                            --------------
                                                                            --------------

* Non-income producing security.

ADR - American Depository Receipt.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
COMMON STOCKS - 84.7%
AUSTRALIA - 2.0%
National Australian Bank Ltd.                                       9,000         $105,795
WMC Limited                                                         4,500           28,343
                                                                            --------------
                                                                                   134,138
                                                                            --------------

CANADA - 1.7%
BCE, Inc.                                                             300           14,292
BRE-X Minerals Ltd.                                                   900           14,249
Bank of Montreal                                                      500           15,905
Barrick Gold Corp.                                                  1,000           28,636
Berkley Petroleum Corp.                                               500           12,074
Cinram Ltd.                                                           500           13,680
Gulfstream Resources CDA Ltd.                                       1,500           14,336
                                                                            --------------
                                                                                   113,172
                                                                            --------------

CHINA - 1.6%
Guangzhou Investment                                              220,000          105,236
                                                                            --------------

FRANCE - 6.3%
Christian Dior SA                                                     850          136,851
Pinault-Printemps                                                     320          126,677
Sodexho SA                                                            280          155,653
                                                                            --------------
                                                                                   419,181
                                                                            --------------

GERMANY - 5.9%
BASF AG                                                             3,900          149,308
Gehe AG                                                             1,700          109,042
Veba AG                                                             2,300          132,080
                                                                            --------------
                                                                                   390,430
                                                                            --------------

HONG KONG - 4.6%
Cheung Kong Holdings                                               17,000          151,099
HSBC Holdings PLC                                                   7,200          154,096
                                                                            --------------
                                                                                   305,195
                                                                            --------------

ITALY - 1.6%
Gucci Group NV                                                      1,550          103,946
                                                                            --------------

JAPAN - 24.5%
Aiwa Co. Ltd.                                                       5,000           85,724
Autobacs Seven Co. Ltd.                                             1,000           70,561
Fast Retailing Co. Ltd.                                             2,200           56,294
Fuji Machine Mfg Co.                                                3,000           79,349

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
JAPAN (CONT'D) - 24.5%
Hitachi Ltd.                                                        9,000          $83,743
Meiwa Estate Co. Ltd.                                               2,000           49,970
Mitsui Trust & Banking                                              3,000           23,391
NTT Data Corp.                                                          3           87,619
Nichiei Co. Ltd.                                                      900           65,986
Nintendo Corp. Ltd.                                                   700           49,996
Nippon Steel Co.                                                   21,000           61,876
Nippon Telegraph & Telephone                                            7           52,951
Nomura Securities Co. Ltd.                                          4,000           59,964
Rohm Co.                                                            1,000           65,478
Shima Seiki Mfg. Ltd.                                               1,000           46,524
Sony Corp.                                                          1,100           71,931
Sumitomo Bank                                                       5,000           71,939
The Bank of Tokyo                                                   5,000           92,616
Toda Construction Co.                                              11,000           83,398
Tokai Rubber Industries                                             5,000           55,139
Tokio Marine & Fire Insurance                                       4,000           37,564
Tokyo Style                                                         5,000           69,785
Ushio, Inc.                                                         8,000           86,844
West Japan Railway Co.                                                 16           51,693
Yamada Denki                                                        3,000           65,908
                                                                            --------------
                                                                                 1,626,243
                                                                            --------------

MALAYSIA - 3.5%
Malayan Banking Berhad                                             21,000          232,825
                                                                            --------------

NETHERLANDS - 6.2%
Elsevier NV                                                         2,480           41,865
Internationale Nederlanden Groep NV                                 4,070          146,354
Royal Dutch Petroleum                                                 250           43,778
VNU-Verenigde Nederlandse Uitgeversbed                              6,600          137,743
Wolters Kluwer - CVA                                                  330           43,784
                                                                            --------------
                                                                                   413,524
                                                                            --------------

SINGAPORE - 1.9%
United Overseas Bank                                               11,000          122,675
                                                                            --------------

SPAIN - 1.4%
Centros Comerciales Pryca, SA                                       4,250           89,852
                                                                            --------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
   -------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES         VALUE
                                                              ------------  --------------
SWEDEN - 3.5%
Atlas Copco AB                                                      1,950          $47,408
Scania AB                                                           1,550           38,591
Telefonaktiebolaget LM Ericsson, Class B                            4,660          144,004
                                                                            --------------
                                                                                   230,003
                                                                            --------------

SWITZERLAND - 4.1%
Novartis AG *                                                         238          271,727
                                                                            --------------

UNITED KINGDOM - 15.9%
BBA Group PLC                                                      20,000          121,160
Barclays PLC                                                        8,500          145,533
British Petroleum Co.                                              11,000          131,864
Granada Group PLC                                                   8,000          117,943
Henlys Group PLC                                                   13,000          119,577
NEXT PLC                                                           12,000          116,540
Rentokil Group PLC                                                 14,000          105,176
Rolls Royce PLC                                                    23,000          101,352
Zeneca Group                                                        3,500           98,678
                                                                            --------------
                                                                                 1,057,823
                                                                            --------------
TOTAL COMMON STOCKS (COST $5,101,151)                                            5,615,970
                                                                            --------------

PREFERRED STOCK - 1.1%
JAPAN - 1.1%
Koito Manufacturing Co. Ltd
 (COST $68,346)                                                    11,000           73,447
                                                                            --------------
TOTAL INVESTMENTS (COST $5,169,497) - 85.8%                                      5,689,417
OTHER ASSETS IN EXCESS OF LIABILITIES - 14.2%                                      944,843
                                                                            --------------
NET ASSETS - 100.0%                                                             $6,634,260
                                                                            --------------
                                                                            --------------

* Non-income producing security.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                     INVESTMENT   HIGH YIELD                 GROWTH &                  EMERGING    INTERNATIONAL
                                     GRADE BOND      BOND       BALANCED      INCOME       GROWTH       GROWTH       EQUITY
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
ASSETS:
Investments in securities, at value
 (Note 2)...........................  $3,086,983   $2,205,536   $4,543,030   $5,094,713   $6,615,129   $6,915,185  $5,689,417
Repurchase agreements, at value
 (Note 2)...........................           -            -            -      185,000            -            -           -
Cash................................      35,729       59,313       53,362          734    1,624,762       25,736     936,897
Cash denominated in foreign
 currencies.........................           -            -            -            -            -            -       1,553
Receivables:
  Investment securities sold........     201,309       75,937      103,396       91,321      177,956       36,503           -
  Dividends and interest............      33,452       50,756       31,055        3,762        9,721        2,190       8,222
  Due from Adviser..................      48,200       51,920       48,619       48,322       50,357       39,062      34,714
  Foreign taxes recoverable.........           -            -            -            -            -            -       3,131
  Unrealized appreciation on forward
   exchange
   currency contracts (Note 2)......           -            -            -            -            -            -       3,341
Prepaid insurance expense...........         788          788          788          788          788          788         788
                                     -----------------------------------------------------------------------------------------
    TOTAL ASSETS....................   3,406,461    2,444,250    4,780,250    5,424,640    8,478,713    7,019,464   6,678,063
                                     -----------------------------------------------------------------------------------------

LIABILITIES:
PAYABLES:
  Investment securities purchased...     200,500       75,000      111,226        6,395      623,744      246,683       4,836
  Fund shares redeemed..............           -            -            -            -            -        4,149           -
  Other payables and accrued
   expenses.........................      30,600       29,887       35,070       35,985       40,957       34,243      38,967
                                     -----------------------------------------------------------------------------------------
    TOTAL LIABILITIES...............     231,100      104,887      146,296       42,380      664,701      285,075      43,803
                                     -----------------------------------------------------------------------------------------

NET ASSETS..........................  $3,175,361   $2,339,363   $4,633,954   $5,382,260   $7,814,012   $6,734,389  $6,634,260
                                     -----------------------------------------------------------------------------------------
                                     -----------------------------------------------------------------------------------------

SOURCE OF NET ASSETS:
Capital stock, at par...............   $     329    $     230    $     439    $     545    $     664    $     664   $     609
Additional paid-in capital..........   3,280,700    2,306,836    4,403,430    5,444,996    6,943,506    6,634,175   6,182,517
Net unrealized appreciation on:
  Investment securities.............      38,308       66,436      244,398      291,151      688,689       55,076     519,920
  Foreign currency related
   transactions.....................           -            -            -            -            -            -       3,494
Undistributed net investment income
 (loss).............................         905          526        1,340          108          381         (649)        602
Accumulated net realized gain
 (loss).............................    (144,881)     (34,665)     (15,653)    (354,540)     180,772       45,123     (72,882)
                                     -----------------------------------------------------------------------------------------

NET ASSETS..........................  $3,175,361   $2,339,363   $4,633,954   $5,382,260   $7,814,012   $6,734,389  $6,634,260
                                     -----------------------------------------------------------------------------------------
                                     -----------------------------------------------------------------------------------------

Shares outstanding..................     328,576      229,859      439,047      544,662      664,422      661,770     609,481
Net asset value per share...........       $9.66       $10.18       $10.55        $9.88       $11.76       $10.18      $10.89
Cost of investments.................   3,048,675    2,139,100    4,298,632    4,803,562    5,926,440    6,860,109   5,169,497
Cost of repurchase agreements.......           -            -            -      185,000            -            -           -
Cost of foreign currencies..........           -            -            -            -            -            -       1,512

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 8, 1996* THROUGH DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                     INVESTMENT   HIGH YIELD                 GROWTH &                  EMERGING    INTERNATIONAL
                                     GRADE BOND      BOND       BALANCED      INCOME       GROWTH       GROWTH       EQUITY
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
INVESTMENT INCOME: (NOTE 2)
  Interest..........................    $197,526    $167,840     $118,818      $31,845       $37,682     $24,245      $16,984
  Dividends.........................           -           -       40,020       55,259       134,884       8,255       87,638
                                     -----------------------------------------------------------------------------------------
                                         197,526     167,840      158,838       87,104       172,566      32,500      104,622
Foreign taxes withheld..............           -           -         (553)        (820)          (84)          -      (10,498)
                                     -----------------------------------------------------------------------------------------
  Total investment income...........     197,526     167,840      158,285       86,284       172,482      32,500       94,124
                                     -----------------------------------------------------------------------------------------

EXPENSES: (NOTE 3)
  Investment advisory fees..........      16,024      13,908       29,724       32,538        42,552      40,790       50,056
  Administration fees...............      17,566      17,513       17,632       17,714        17,752      17,710       17,710
  Accounting fees and expenses......      14,333      14,290       14,385       14,452        14,482      14,448       24,368
  Audit fees........................       7,957       7,957        7,957        7,957         7,957       7,957        7,957
  Legal fees........................       7,095       7,095        7,095        7,095         7,095       7,095        7,095
  Custodian fees and expenses.......       3,654       3,653        9,558        6,728        12,123       7,558        7,323
  Reports to shareholders...........       3,647       3,647        3,647        3,647         3,647       3,647        3,647
  Cash management fees..............       2,145       2,145        2,145        2,145         2,145       2,145        2,145
  Trustees' fees....................       2,059       2,059        2,059        2,059         2,059       2,059        2,059
  Insurance expense.................       1,713       1,713        1,713        1,713         1,713       1,713        1,713
  Other expenses....................       2,721       1,924        2,898        3,452         4,078       3,946        5,800
                                     -----------------------------------------------------------------------------------------
Total expenses......................      78,914      75,904       98,813       99,500       115,603     109,068      129,873
  Fees waivers and expense
   reimbursements...................     (56,213)    (62,354)     (61,623)     (57,619)      (58,867)    (75,919)     (59,739)
                                     -----------------------------------------------------------------------------------------
Net expenses........................      22,701      13,550       37,190       41,881        56,736      33,149       70,134
                                     -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)........     174,825     154,290      121,095       44,403       115,746        (649)      23,990

NET REALIZED AND UNREALIZED GAIN
 (LOSS)
Net realized gain (loss) on:
  Investment securities.............    (144,881)    (34,665)     (15,653)    (354,540)      383,458     202,815      (27,870)
  Foreign currency related
   transactions.....................           -           -            -            -             -           -       33,028
                                     -----------------------------------------------------------------------------------------
    Net realized gain (loss) on
     investments....................    (144,881)    (34,665)     (15,653)    (354,540)      383,458     202,815        5,158
                                     -----------------------------------------------------------------------------------------
Net unrealized appreciation on:
  Investment securities.............      38,308      66,436      244,398      291,151       688,689      55,076      519,920
  Foreign currency related
   transactions.....................           -           -            -            -             -           -        3,494
                                     -----------------------------------------------------------------------------------------
    Net unrealized appreciation on
     investments....................      38,308      66,436      244,398      291,151       688,689      55,076      523,414
                                     -----------------------------------------------------------------------------------------

NET GAIN (LOSS) ON INVESTMENTS......    (106,573)     31,771      228,745      (63,389)    1,072,147     257,891      528,572
                                     -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...     $68,252    $186,061     $349,840     ($18,986)   $1,187,893    $257,242     $552,562
                                     -----------------------------------------------------------------------------------------
                                     -----------------------------------------------------------------------------------------

* Commencement of operations.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FEBRUARY 8, 1996* THROUGH DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                     INVESTMENT   HIGH YIELD                 GROWTH &                  EMERGING    INTERNATIONAL
                                     GRADE BOND      BOND       BALANCED      INCOME       GROWTH       GROWTH       EQUITY
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
Net investment income (loss)........    $174,825     $154,290     $121,095      $44,403     $115,746        ($649)    $23,990
Net realized gain (loss) on
 investments........................    (144,881)     (34,665)     (15,653)    (354,540)     383,458      202,815       5,158
Net unrealized appreciation on
 investments........................      38,308       66,436      244,398      291,151      688,689       55,076     523,414
                                     -----------------------------------------------------------------------------------------
  Net increase (decrease) in net
   assets resulting from
   operations.......................      68,252      186,061      349,840      (18,986)   1,187,893      257,242     552,562
                                     -----------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............    (173,920)    (153,764)    (119,755)     (44,295)    (115,365)           -     (56,416)
Net realized gain from investment
 transactions.......................           -            -            -            -     (202,686)    (157,692)    (45,012)
                                     -----------------------------------------------------------------------------------------
  Total Distributions to
   shareholders.....................    (173,920)    (153,764)    (119,755)     (44,295)    (318,051)    (157,692)   (101,428)
                                     -----------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares sold...........   3,108,990    2,170,394    4,388,096    5,542,511    6,934,982    7,090,949   6,287,701
Cost of shares issued upon
 reinvestment of distributions......     173,920      153,764      119,755       44,295      318,051      157,692     101,428
Payments for shares redeemed........      (1,881)     (17,092)    (103,982)    (141,265)    (308,863)    (613,802)   (206,003)
                                     -----------------------------------------------------------------------------------------
Net increase in net assets from
 share transactions.................   3,281,029    2,307,066    4,403,869    5,445,541    6,944,170    6,634,839   6,183,126
                                     -----------------------------------------------------------------------------------------
Net increase in net assets..........   3,175,361    2,339,363    4,633,954    5,382,260    7,814,012    6,734,389   6,634,260
NET ASSETS
  Beginning of period...............           -            -            -            -            -            -           -
                                     -----------------------------------------------------------------------------------------
  End of period (including
   undistributed net investment
   income (loss))...................  $3,175,361   $2,339,363   $4,633,954   $5,382,260   $7,814,012   $6,734,389  $6,634,260
                                     -----------------------------------------------------------------------------------------
                                     -----------------------------------------------------------------------------------------
Undistributed Net Investment Income
 (Loss).............................        $905         $526       $1,340         $108         $381        ($649)       $602
                                     -----------------------------------------------------------------------------------------
SHARE TRANSACTIONS
  Shares sold.......................     310,759      216,429      437,742      554,436      662,842      705,476     619,314
  Shares issued upon reinvestment...      18,004       15,104       11,351        4,483       27,045       15,490       9,314
  Shares redeemed...................        (187)      (1,674)     (10,046)     (14,257)     (25,465)     (59,196)    (19,147)
                                     -----------------------------------------------------------------------------------------
Net increase........................     328,576      229,859      439,047      544,662      664,422      661,770     609,481
                                     -----------------------------------------------------------------------------------------
                                     -----------------------------------------------------------------------------------------

* Commencement of operations.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD FEBRUARY 8, 1996* THROUGH DECEMBER 31, 1996
                                     -----------------------------------------------------------------------------------------
                                     INVESTMENT   HIGH YIELD                 GROWTH &                  EMERGING    INTERNATIONAL
                                     GRADE BOND      BOND       BALANCED      INCOME       GROWTH       GROWTH       EQUITY
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------

NET ASSET VALUE PER SHARE, BEGINNING
 OF PERIOD..........................      $10.00       $10.00       $10.00       $10.00       $10.00       $10.00      $10.00
                                     -----------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)......        0.56         0.72         0.28         0.08         0.18            -        0.04
  Net realized and unrealized gain
   (loss)...........................       (0.34)        0.18         0.55        (0.12)        2.08         0.42        1.02
                                     -----------------------------------------------------------------------------------------
    Total from investment
     operations.....................        0.22         0.90         0.83        (0.04)        2.26         0.42        1.06
                                     -----------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment
   income...........................       (0.56)       (0.72)       (0.28)       (0.08)       (0.18)           -       (0.09)
  Distributions from net realized
   gains............................           -            -            -            -        (0.32)       (0.24)      (0.08)
                                     -----------------------------------------------------------------------------------------
    Total distributions.............       (0.56)       (0.72)       (0.28)       (0.08)       (0.50)       (0.24)      (0.17)
                                     -----------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 value..............................       (0.34)        0.18         0.55        (0.12)        1.76         0.18        0.89

Net asset value per share, end of
 period.............................       $9.66       $10.18       $10.55        $9.88       $11.76       $10.18      $10.89
                                     -----------------------------------------------------------------------------------------
                                     -----------------------------------------------------------------------------------------

TOTAL RETURN (A) **.................       2.20%        8.96%        8.30%       (0.38%)      22.59%        4.24%      10.59%

Net assets, end of period (000's
 omitted)...........................      $3,175       $2,339       $4,634       $5,382       $7,814       $6,734      $6,634
Ratio to average net assets of: ***
  Expenses, net of fee waivers and
   expense reimbursements...........       0.85%        0.73%        1.00%        0.90%        1.00%        0.65%       1.40%
  Expenses, prior to fee waivers and
   expense reimbursements...........       2.95%        4.09%        2.66%        2.14%        2.03%        2.14%       2.59%
  Net investment income, net of fee
   waivers and expense
   reimbursements...................       6.54%        8.32%        3.26%        0.95%        2.04%       (0.01%)      0.48%
Portfolio turnover rate **..........        421%         165%         241%         131%         349%          79%         62%
Average commission rate paid per
 share of securities purchased and
 sold...............................           -            -      $0.0549      $0.0594      $0.0383      $0.0470     $0.0323

  * Commencement of operations.

 ** Not annualized.

*** Annualized.

 (a) Total returns do not reflect any seperate account charges under variable annuity contracts.

See notes to financial statements.

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND BUSINESS:

The Alexander Hamilton Variable Insurance Trust (the "Trust") is an open-end, management investment company established as a Massachusetts business trust under a Declaration of Trust dated September 16, 1994. The Trust consists of seven separate investment portfolios or funds (the "Funds" or a "Fund"), each of which is, in effect, a separate mutual fund. The Trust is intended to be a funding vehicle for variable annuity contracts to be offered by a separate account of Alexander Hamilton Life Insurance Company and affiliates.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

(A) Net Asset Value - The net asset value per share of each Fund is normally determined once daily as of the close of regular trading on the New York Stock Exchange. The net asset value of each Fund is determined by dividing the value of the Fund's securities and other assets, less all liabilities by the number of shares of the Fund outstanding.

(B) Portfolio Valuation - The value of each Fund's securities and other assets, except those of certain short-term debt securities held by the Funds, is determined on the basis of their fair values. All short-term debt securities having remaining maturities of sixty days or less held by the Funds are valued by the amortized cost method, which is intended to approximate fair value. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under authority delegated by, the Trust's Board of Trustees. Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange will be valued at the official bid price.

Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the sub-adviser and approved by the Board of Trustees of the Trust if those prices are deemed by the sub-adviser to be representative of market values at the close of business of the New York Stock Exchange.

Forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts.

(C) Tax Status - It is the policy of each Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to make distributions of taxable income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes. For Federal income tax purposes, each Fund is treated as a separate single entity for the purposes of determining such qualification. For Federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 1996 which are available to offset future capital gains, if any. The carryovers do not include net realized losses from November 1, 1996 through December 31, 1996; if any, which are treated for Federal income tax purposes as arising in fiscal 1997. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

                                             CAPITAL LOSS
                                             CARRYFORWARD    EXPIRATION
                                            --------------  -------------
Investment Grade Bond                         $  142,000           2004
High Yield Bond                                   32,000           2004
Balanced                                           1,900           2004
Growth & Income                                  136,000           2004

As a result of varying treatment for financial reporting and Federal income tax purposes, the International Equity Fund reclassed $33,028 of net realized gains from foreign currency related transactions from accumulated net realized gains to undistributed net investment income.

(D) Security Transactions and Investment Income - Security transactions are recorded on a trade date basis. Net realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

(E) Repurchase Agreements - The Funds' custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(F) Foreign investments involve special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments.

(G) Foreign Currency Translations - The books and records of the
International Equity Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

       (i) market value of investment securities, other assets and liabilities -- at the daily rates of exchange, and

       (ii) purchases and sales of investment securities, dividends and interest income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain (loss) on foreign currency related transactions includes realized foreign currency gains and losses between trade and settlement dates on securities transactions, gains and losses arising from sale of foreign currency, realized foreign currency gains and losses from the sale of investment securities and foreign currency gains and losses between the ex-date and payment date on dividends and interest. Gains and losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in net unrealized appreciation (depreciation) on foreign currency related transactions.

(H) Forward Exchange Currency Contracts - The Funds may enter into forward exchange currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation (depreciation) on foreign currency related transactions by the Fund.

The Funds' custodian will place and maintain cash not available for investment or securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exhange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or foreign currency amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At December 31, 1996, the International Equity Fund had outstanding forward exchange currency contracts to sell foreign currencies against the U.S. dollar, as follows:

                            FOREIGN     PROCEEDS ON      U.S. $
FOREIGN CURRENCY           CURRENCY     ORIGINATION     CURRENCY     UNREALIZED
SELL CONTRACTS              AMOUNT          DATE         VALUE      APPRECIATION
------------------------  -----------  --------------  ----------  --------------
Japanese Yen, expiring
 3/04/97                   22,600,000      $200,000     $196,659        $3,341

(I) Dollar Roll Transactions - The Funds may enter into mortgage dollar roll transactions, with selected banks and broker-dealers pursuant to which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the event that the party with whom the Fund contracts to replace substantially similar securities on a future date fails to deliver such securities, the Fund may not be able to obtain such securities at the price specified in the contract and thus may not benefit from the price differential between the current sales price and the repurchase price.

(J) Accounting Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(K) Expenses - Expenses directly attributable to a Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them.

NOTE 3 - FEES AND RELATED PARTY TRANSACTIONS:

(A) Alexander Hamilton Capital Management, Inc. (the "Adviser"), is the investment adviser of the Funds. The adviser is a wholly-owned subsidiary of the Alexander Hamilton Life Insurance Company of America ("Alexander Hamilton Life"), a Michigan stock life insurance company. Alexander Hamilton Life is wholly-owned by Jefferson-Pilot Corporation.

For its services to the Trust, the Adviser receives a management fee, payable monthly, based on the average daily net assets of the Fund at the following annual rates:

                                                            ADVISORY
FUND                                                           FEE
---------------------------------------------------------  -----------
Investment Grade Bond                                            0.60%
High Yield Bond                                                  0.75%
Balanced                                                         0.80%
Growth & Income                                                  0.70%
Growth                                                           0.75%
Emerging Growth                                                  0.80%
International Equity                                             1.00%

The Adviser has voluntarily agreed to waive fees and reimburse operating expenses of the Trust or of any Fund to the extent the expenses exceed a predetermined percentage of a Fund's average daily net assets. For the period ending December 31, 1996, the Adviser voluntarily waived fees and reimbursed Fund expenses in the following amounts pursuant to these voluntary limitations:

                                                                 FEE WAIVER AND EXPENSE
                                               EXPENSE CAP            REIMBURSEMENT
                                              ---------------  ---------------------------

Investment Grade Bond                                 0.85%             $  56,213
High Yield Bond                                       0.95                 62,354
Balanced                                              1.00                 61,623
Growth & Income                                       0.90                 57,619
Growth                                                1.00                 58,867
Emerging Growth                                       1.05                 75,919
International Equity                                  1.40                 59,739

(B) Sub-Advisers:

J.P. Morgan Investment Management, Inc. ("Morgan") is the sub-adviser to the Investment Grade Bond Fund and the Balanced Fund.

Massachusetts Financial Services Company ("MFS") is the sub-adviser to the High Yield Bond Fund and the Emerging Growth Fund.

Warburg, Pincus Counsellors, Inc. ("Counsellors"), serves as the sub-adviser to the Growth & Income Fund.

Strong Capital Management, Inc. ("Strong"), is the sub-adviser to the Growth Fund.

Lombard Odier, the sub-adviser to the International Equity Fund, provides investment advisory services with respect to the Fund's investments in foreign securities, including recommending optimal geographic and equity allocation.

As compensation for its services, the sub-advisers receive a monthly fee from the Adviser based on the average daily net assets of each Fund at the following annual rates:

SUB-ADVISER                                            SUB-ADVISORY FEE
--------------------------------------------------  -----------------------
J.P. Morgan (Investment Grade Bond Fund)                       0.30%
J.P. Morgan (Balanced Fund)*                                   0.45%
MFS (High YIeld Bond Fund)                                     0.40%
MFS (Emerging GrowthFund)                                      0.40%
Warburg, Pincus Counsellors (Growth & Income Fund)             0.50%
Strong (Growth Fund)*                                          0.60%
Lombard Odier (International Equity Fund)                      0.50%

* At certain specified net asset levels, the sub-advisory fee paid by the adviser for the Balanced Fund and the Growth Fund will decrease.

NOTE 4 - SECURITIES TRANSACTIONS:

For the period ended December 31, 1996, the cost of purchases and the proceeds from sales of portfolio securities (excluding short-term investments) were as follows:

                                             PURCHASES       SALES
                                            ------------  ------------

Investment Grade Bond                        $15,362,690   $12,170,523
High Yield Bond                                5,350,021     3,195,738
Balanced                                      13,953,654     9,639,689
Growth & Income                               11,180,168     6,022,067
Growth                                        25,083,652    19,540,948
Emerging Growth                               10,317,063     4,259,352
International Equity                           8,450,722     3,253,354

At December 31, 1996, the cost of each Fund's securities for federal income tax purposes was substantially the same as for financial reporting purposes.

The unrealized appreciation (depreciation) of the Funds' investments as of December 31, 1996 were as follows:

                                   GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
FUND                                 APPRECIATION       DEPRECIATION      APPRECIATION
---------------------------------  -----------------  -----------------  ---------------
Investment Grade Bond                  $  43,913          $  (5,605)       $    38,308
High Yield Bond                          101,907            (35,471)            66,436
Balanced                                 297,356            (52,958)           244,398
Growth & Income                          518,748           (227,597)           291,151
Growth                                   768,974            (80,285)           688,689
Emerging Growth                          529,959           (474,883)            55,076
International Equity                     777,102           (257,182)           519,920

NOTE 5 - INDUSTRY CONCENTRATIONS:

At December 31, 1996, the International Equity Fund had the following concentrations by industry (as a percentage of total investments):

                                                          % OF TOTAL
                                            U.S. VALUE    INVESTMENTS
                                            -----------  -------------

Banking                                        $988,455         17.4%
Retailing                                       629,778         11.1%
Pharmaceuticals                                 479,447          8.4%
Oil & Gas                                       334,132          5.9%
Electronics                                     321,789          5.7%
Commercial Services                             260,829          4.6%
Financial Services                              248,625          4.4%
Automotive & Trucking                           240,737          4.2%
Publishing                                      223,392          3.9%
Telecommunications                              211,247          3.7%
Real Estate Development                         201,069          3.5%
Engineering                                     184,750          3.3%
Chemicals                                       149,308          2.6%
Cosmetics & Toiletries                          136,851          2.4%
Machinery & Equipment                           125,873          2.2%
Metals & Mining                                 118,855          2.1%
Entertainment & Leisure                         117,943          2.1%
Diversified Holding Companies                   105,235          1.8%
Computers                                        87,619          1.5%
Manufacturing                                    87,127          1.5%
Electrical Equipment                             71,931          1.3%
Distribution & Wholesale                         69,785          1.2%
Tire & Rubber                                    55,139          1.0%
Miscellaneous                                    52,840          0.9%
Transportation                                   51,693          0.9%
Toys                                             49,996          0.9%
Construction Equipment                           47,408          0.8%
Insurance                                        37,564          0.7%
                                            -----------  -------------
                                             $5,689,417        100.0%
                                            -----------  -------------
                                            -----------  -------------

ALEXANDER HAMILTON VARIABLE INSURANCE TRUST
   -------------------------------------------------------------------------
REPORT OF ERNST & YOUNG, LLP INDEPENDENT AUDITORS
   -------------------------------------------------------------------------

The Board of Trustees and Shareholders
Alexander Hamilton Variable Insurance Trust

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Alexander Hamilton Variable Insurance Trust (comprising, respectively, the Investment Grade Bond, High Yield Bond, Balanced, Growth and Income, Growth, Emerging Growth and International Equity Funds) (the "Trust") as of December 31, 1996, and the related statements of operations, changes in net assets, and financial highlights for the period from February 8, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Alexander Hamilton Variable Insurance Trust at December 31, 1996, the results of their operations, the changes in their net assets, and their financial highlights for the period from February 8, 1996 to December 31, 1996, in conformity with generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

New York, New York
January 24, 1997

                                 ALLEGIANCE -R-
                                VARIABLE ANNUITY

                 ONE OF THE ALLEGIANCE FAMILY OF VARIABLE PRODUCTS


                          ABOUT ALEXANDER HAMILTON LIFE

    SINCE BEGINNING OPERATIONS IN 1964, THE DRIVING FORCE BEHIND ALEXANDER
      HAMILTON LIFE'S SUCCESS HAS BEEN AN UNCOMPROMISING COMMITMENT TO
         FINANCIAL STRENGTH AND STABILITY. THIS COMMITMENT HAS EARNED
           THE TRUST AND CONFIDENCE OF OUR POLICYHOLDERS WHO LOOK
                    TO HAMILTON FOR QUALITY INSURANCE AND
                         FINANCIAL SERVICES PRODUCTS.

              ALEXANDER HAMILTON LIFE IS RATED A++ (SUPERIOR) BY
                A.M. BEST & COMPANY AND HAS EARNED THE HIGHEST
               AVAILABLE AAA CLAIMS-PAYING RATING BY STANDARD &
            POOR'S AND DUFF & PHELPS INDEPENDENT RATING SERVICES.
          ALEXANDER HAMILTON LIFE IS A SUBSIDIARY OF JEFFERSON-PILOT
      CORPORATION, A HOLDING COMPANY BASED IN GREENSBORO, NORTH CAROLINA.

                                ALEXANDER HAMILTON
                                ------------------
             A LIFE INSURANCE SUBSIDIARY OF JEFFERSON-PILOT CORPORATION

               32991 HAMILTON COURT - FARMINGTON HILLS, MI 48334-3358

       ALLEGIANCE VARIABLE ANNUITY IS ISSUED BY ALEXANDER HAMILTON LIFE AND
               DISTRIBUTED BY JEFFERSON-PILOT INVESTOR SERVICES, INC.

                MEMBER, NATIONAL ASSOCIATION OF SECURITIES DEALERS


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